Accounts receivable net	12 Months Ended
Sep. 30, 2023
Accounts receivable net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	September 30,	September 30,
	2023	2022

Trade accounts receivable	$29,509,165	$19,095,539
Less: allowance for doubtful accounts	(496,299)	(330,990)
Accounts receivable, net	$29,012,866	$18,764,549

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2023	2022

Balance at beginning of year	$330,990	-
Addition to allowance for doubtful accounts	179,562	358,218
Translation adjustments	(14,253)	(27,228)
Balance at end of year	$496,299	$330,990